Athene Variable Life
Account A
Financial Statements
As of and for the year ended December 31, 2021

Athene Variable Life Account A
Index of the Financial Statements
As of the year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity & Life Assurance Company and the Contract Owners of Athene Variable Life Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Athene Variable Life Account A indicated in the table below as of December 31, 2021, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund, which only includes a statement of changes in net assets for the period January 1, 2020 to April 30 2020 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Athene Variable Life Account A (other than Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund) as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Large Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Contrafund Portfolio (1)	T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II (1)
The Alger Funds Capital Appreciation Portfolio (1)	Fidelity Variable Insurance Products Investment Grade Bond Portfolio (1)	T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio (1)
The Alger Funds Mid Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Mid-Cap Portfolio (1)	Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio (1)
The Alger Funds Small Cap Growth Portfolio (1)	Fidelity Variable Insurance Products Government Money Market Fund (1)	Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio (1)
American Century Variable Portfolios, Inc. VP Disciplined Core Value Fund (1)	Invesco Variable Investment Funds High Yield Fund (1)	Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio (1)
American Century Variable Portfolios, Inc. VP Value Fund (1)	Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap Growth Fund (2)	Lord Abbett Series Fund, Inc. Growth and Income Portfolio (1)
American Century Variable Portfolios, Inc. VP Ultra Fund (1)	Invesco Variable Investment Funds Core Equity Fund (1)	Vanguard Variable Insurance Funds Mid-Cap Index Portfolio (1)
BNY Mellon Investment Portfolios Sustainable US Equity Portfolio Fund (1)	Lazard Retirement Series, Inc. Retirement U.S. Small Cap Equity Portfolio (1)	Vanguard Variable Insurance Funds Real Estate Index Portfolio (1)
BNY Mellon Investment Portfolios Stock Index Fund (1)	Wells Fargo Advantage Funds Discovery Fund (1)	Vanguard Variable Insurance Funds Total Bond Market Index Portfolio (1)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio (1)	Janus Henderson Portfolio Overseas Portfolio (1)	Vanguard Variable Insurance Funds Total Stock Market Index Portfolio (1)
PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines Iowa 50309
T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products Overseas Portfolio (1)	T. Rowe Price Equity Series, Inc. Equity Income Portfolio II (1)	Vanguard Variable Insurance Funds Small Company Growth Portfolio (1)
Fidelity Variable Insurance Products Growth Portfolio (1)	T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio (1)	Vanguard Variable Insurance Funds Capital Growth Portfolio (1)
(1)    Statement of operations for the year ended December 31, 2021 and statement of changes in net assets for the years ended December 31, 2021 and 2020
(2)    Statement of changes in net assets for the period January 1, 2020 to April 30, 2020 (date of liquidation)

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity & Life Assurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Athene Variable Life Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Athene Variable Life Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We have served as the auditor of one or more of the subaccounts of Athene Variable Life Account A since 2011.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Assets
Investments in shares of mutual funds, at fair value	$41,306	$200,402	$44,185	$672	$456,856	$639,019
Total Assets	$41,306	$200,402	$44,185	$672	$456,856	$639,019

Net assets in the accumulation period	$41,306	$200,402	$44,185	$672	$456,856	$639,019
Net assets	$41,306	$200,402	$44,185	$672	$456,856	$639,019

Accumulation unit value low	$70.953	$110.356	$59.492	$64.841	$48.536	$46.311
Accumulation unit value high	$73.781	$124.360	$89.289	$64.841	$48.917	$62.843

Accumulation units outstanding	580	1,611	515	10	9,401	11,298

Shares of mutual funds owned	509	2,124	1,992	24	42,617	46,746

Investments, at cost	$31,260	$158,681	$38,675	$698	$396,061	$409,761
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$45,111	$2,947	$1,195,135	$102,420
Total Assets	$45,111	$2,947	$1,195,135	$102,420

Net assets in the accumulation period	$45,111	$2,947	$1,195,135	$102,420
Net assets	$45,111	$2,947	$1,195,135	$102,420

Accumulation unit value low	$76.100	$48.525	$59.768	$53.243
Accumulation unit value high	$76.100	$48.525	$63.328	$53.243

Accumulation units outstanding	593	61	19,905	1,924

Shares of mutual funds owned	1,438	51	15,360	4,349

Investments, at cost	$23,646	$1,737	$673,322	$73,023
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834
Total Assets	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834

Net assets in the accumulation period	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834
Net assets	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834

Accumulation unit value low	$25.452	$45.889	$66.498	$20.270	$54.604	$12.363
Accumulation unit value high	$35.715	$75.676	$74.741	$20.270	$54.604	$12.363

Accumulation units outstanding	13,864	8,934	20,055	24,428	13,868	67,366

Shares of mutual funds owned	13,525	4,413	25,873	37,090	18,393	832,834

Investments, at cost	$272,624	$317,565	$862,096	$482,540	$630,740	$832,834
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	Invesco Variable Investment Funds		Lazard	Wells Fargo
			Retirement	Advantage
			Series, Inc.	Fund
			Retirement
	High	Core	U.S. Small
	Yield	Equity	Cap Equity	Discovery
	Fund	Fund	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$30,724	$48,519	$516,785	$4,218
Total Assets	$30,724	$48,519	$516,785	$4,218

Net assets in the accumulation period	$30,724	$48,519	$516,785	$4,218
Net assets	$30,724	$48,519	$516,785	$4,218

Accumulation unit value low	$28.104	$43.057	$46.747	$79.392
Accumulation unit value high	$28.104	$43.057	$74.921	$79.392

Accumulation units outstanding	1,093	1,127	7,756	53

Shares of mutual funds owned	5,875	1,284	26,543	99

Investments, at cost	$31,434	$41,368	$418,387	$3,144
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Assets
Investments in shares of mutual funds, at fair value	$749,330	$485,583	$1,057,641	$246,522	$201,131
Total Assets	$749,330	$485,583	$1,057,641	$246,522	$201,131

Net assets in the accumulation period	$749,330	$485,583	$1,057,641	$246,522	$201,131
Net assets	$749,330	$485,583	$1,057,641	$246,522	$201,131

Accumulation unit value low	$41.867	$35.637	$79.793	$35.844	$117.935
Accumulation unit value high	$58.053	$35.637	$79.793	$35.844	$117.935

Accumulation units outstanding	14,007	13,626	13,255	6,878	1,705

Shares of mutual funds owned	17,463	16,235	19,910	10,894	3,287

Investments, at cost	$544,161	$412,322	$440,774	$220,297	$123,086
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$347,791	$18,357	$11,577	$1,060,033
Total Assets	$347,791	$18,357	$11,577	$1,060,033

Net assets in the accumulation period	$347,791	$18,357	$11,577	$1,060,033
Net assets	$347,791	$18,357	$11,577	$1,060,033

Accumulation unit value low	$32.829	$50.647	$29.247	$34.891
Accumulation unit value high	$32.829	$50.647	$29.247	$34.891

Accumulation units outstanding	10,594	362	396	30,381

Shares of mutual funds owned	12,412	906	941	26,474

Investments, at cost	$287,269	$15,946	$11,265	$863,928
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Assets and Liabilities
December 31, 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420
Total Assets	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420

Net assets in the accumulation period	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420
Net assets	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420

Accumulation unit value low	$56.594	$41.922	$18.374	$56.009	$59.685	$73.593
Accumulation unit value high	$56.594	$41.922	$18.374	$56.009	$59.685	$73.593

Accumulation units outstanding	4,985	9,465	12,245	4,276	1,473	4,884

Shares of mutual funds owned	9,570	23,962	18,413	4,206	3,318	7,091

Investments, at cost	$205,162	$299,182	$218,800	$156,146	$69,706	$197,098
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small	VP Disciplined	VP
	Growth	Appreciation	Growth	Cap Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Income
Dividends	$—	$—	—	—	$4,648	$10,636
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	—	—	—	—	4,648	10,636

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	728	4,927	3,314	66	3,841	20,415
Capital gain distributions	9,221	41,479	15,613	225	61,783	—
Net realized gain (loss) on investments	9,949	46,406	18,927	291	65,624	20,415

Net change in unrealized appreciation
(depreciation) on investments	(5,478)	(12,734)	(16,717)	(332)	18,576	97,159
Net increase (decrease) in net assets
resulting from operations	$4,471	$33,672	$2,210	$(41)	$88,848	$128,210
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Income
Dividends	$—	$20	$12,368	$711
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	—	20	12,368	711

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	7,219	19	239,243	3,199
Capital gain distributions	2,667	59	46,676	1,457
Net realized gain (loss) on investments	9,886	78	285,919	4,656

Net change in unrealized appreciation
(depreciation) on investments	(1,487)	537	(11,842)	17,965
Net increase (decrease) in net assets
resulting from operations	$8,399	$635	$286,445	$23,332
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$1,211	—	$337	$10,079	$4,356	$88
Expenses
Mortality and expense and administration charges	—	—	—	—	—	—
Net investment income	1,211	—	337	10,079	4,356	88

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	21,125	25,802	33,803	947	16,977	—
Capital gain distributions	28,500	89,042	157,969	13,353	113,367	—
Net realized gain (loss) on investments	49,625	114,844	191,772	14,300	130,344	—

Net change in unrealized appreciation
(depreciation) on investments	15,748	(27,436)	105,548	(27,211)	27,643	—
Net increase (decrease) in net assets
resulting from operations	$66,584	$87,408	$297,657	$(2,832)	$162,343	$88
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	Invesco Variable Investment Funds		Lazard	Wells Fargo
			Retirement	Advantage
			Series, Inc.	Fund
			Retirement
	High	Core	U.S. Small
	Yield	Equity	Cap Equity	Discovery
	Fund	Fund	Portfolio	Fund

Income
Dividends	$1,805	$296	$266	$—
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,805	296	266	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	(318)	221	5,490	111
Capital gain distributions	—	1,014	550	335
Net realized gain (loss) on investments	(318)	1,235	6,040	446

Net change in unrealized appreciation
(depreciation) on investments	80	9,157	82,514	(672)
Net increase (decrease) in net assets
resulting from operations	$1,567	$10,688	$88,820	$(226)
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Income
Dividends	$9,561	$6,251	—	$2,361	—
Expenses
Mortality and expense and administration charges	—	—	—	—	—
Net investment income	9,561	6,251	—	2,361	—

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	11,824	2,339	45,994	2,501	14,459
Capital gain distributions	—	33,929	112,702	22,750	12,710
Net realized gain (loss) on investments	11,824	36,268	158,696	25,251	27,169

Net change in unrealized appreciation
(depreciation) on investments	78,548	54,572	4,363	(4,947)	(3,570)
Net increase (decrease) in net assets
resulting from operations	$99,933	$97,091	$163,059	$22,665	$23,599
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$1,902	$121	$351	$10,333
Expenses
Mortality and expense and administration charges	—	—	—	—
Net investment income	1,902	121	351	10,333

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	7,856	672	112	14,756
Capital gain distributions	30,783	1,686	186	105,964
Net realized gain (loss) on investments	38,639	2,358	298	120,720

Net change in unrealized appreciation
(depreciation) on investments	38,121	1,352	(283)	109,433
Net increase (decrease) in net assets
resulting from operations	$78,662	$3,831	$366	$240,486
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Operations
Year Ended December 31, 2021

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$3,283	$7,145	$5,029	$3,287	$317	$3,146
Expenses
Mortality and expense and administration charges	603	710	493	549	169	675
Net investment income	2,680	6,435	4,536	2,738	148	2,471

Realized gain (loss) on investments
Net realized gain (loss) on sale of fund shares	23,652	6,809	701	35,120	1,796	5,974
Capital gain distributions	19,593	9,454	2,017	14,106	4,059	21,989
Net realized gain (loss) on investments	43,245	16,263	2,718	49,226	5,855	27,963

Net change in unrealized appreciation
(depreciation) on investments	17,005	95,263	(11,959)	7,335	4,608	32,680
Net increase (decrease) in net assets
resulting from operations	$62,930	$117,961	$(4,705)	$59,299	$10,611	$63,114
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

					American Century
	The Alger Funds				Variable Portfolios, Inc.
	Large Cap	Capital	Mid Cap	Small Cap	VP Disciplined	VP
	Growth	Appreciation	Growth	Growth	Core Value	Value
	Portfolio	Portfolio	Portfolio	Portfolio	Fund	Fund

Net assets at December 31, 2019	$39,747	$155,944	$30,026	$473	$332,525	$484,339
Changes from 2020 operations
Net investment income	54	—	—	7	6,307	10,176
Net realized gain (loss) on investments	17,434	44,954	5,759	96	19,184	19,283
Net change in unrealized appreciation
(depreciation) on investments	6,224	17,175	13,136	255	12,390	(20,857)
Net increase (decrease) in net assets
resulting from operations	23,712	62,129	18,895	358	37,881	8,602
Contract transactions
Deposits	—	—	—	—	12,594	16,467
Surrenders and death benefits	(22,328)	(33,572)	(109)	—	(1,183)	(41,573)
Contract maintenance charges	(1,347)	(4,314)	(1,192)	(184)	(19,154)	(18,901)
Other transfers between sub-accounts,
including fixed interest account	(1,845)	(1,961)	31	178	15,210	77,218
Net increase (decrease) in net assets
resulting from contract transactions	(25,520)	(39,847)	(1,270)	(6)	7,467	33,211
Total increase (decrease) in net assets	(1,808)	22,282	17,625	352	45,348	41,813
Net assets at December 31, 2020	$37,939	$178,226	$47,651	$825	$377,873	$526,152
Changes from 2021 operations
Net investment income	—	—	—	—	4,648	10,636
Net realized gain (loss) on investments	9,949	46,406	18,927	291	65,624	20,415
Net change in unrealized appreciation (depreciation) on investments	(5,478)	(12,734)	(16,717)	(332)	18,576	97,159
Net increase (decrease) in net
assets resulting from operations	4,471	33,672	2,210	(41)	88,848	128,210
Contract transactions
Deposits	—	—	—	—	10,727	11,176
Surrenders and death benefits	—	(7,308)	(4,450)	—	(1,145)	(5,145)
Contract maintenance charges	(1,231)	(4,411)	(1,191)	(168)	(19,425)	(19,833)
Other transfers between sub-accounts,
including fixed interest account	127	223	(35)	56	(22)	(1,541)
Net increase (decrease) in net assets
resulting from contract transactions	(1,104)	(11,496)	(5,676)	(112)	(9,865)	(15,343)
Total increase (decrease) in net assets	3,367	22,176	(3,466)	(153)	78,983	112,867
Net assets at December 31, 2021	$41,306	$200,402	$44,185	$672	$456,856	$639,019
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	American Century
	Variable
	Portfolios, Inc	BNY Mellon Investment Portfolios
		Sustainable		Small Cap
		US Equity	Stock	Stock
	VP Ultra	Portfolio	Index	Index
	Fund	Fund	Fund	Portfolio

Net assets at December 31, 2019	$43,138	$4,200	$1,269,250	$83,414
Changes from 2020 operations
Net investment income	—	47	19,577	766
Net realized gain (loss) on investments	14,656	906	180,329	3,783
Net change in unrealized appreciation
(depreciation) on investments	6,079	(99)	19,811	4,279
Net increase (decrease) in net assets resulting from operations	20,735	854	219,717	8,828
Contract transactions
Deposits	604	—	28,685	1,336
Surrenders and death benefits	(13,615)	(2,464)	(229,839)	(558)
Contract maintenance charges	(1,048)	(98)	(38,212)	(2,825)
Other transfers between sub-accounts,
including fixed interest account	(140)	(129)	84,942	931
Net increase (decrease) in net assets
resulting from contract transactions	(14,199)	(2,691)	(154,424)	(1,116)
Total increase (decrease) in net assets	6,536	(1,837)	65,293	7,712
Net assets at December 31, 2020	$49,674	$2,363	$1,334,543	$91,126
Changes from 2021 operations
Net investment income	—	20	12,368	711
Net realized gain (loss) on investments	9,886	78	285,919	4,656
Net change in unrealized appreciation (depreciation) on investments	(1,487)	537	(11,842)	17,965
Net increase (decrease) in net
assets resulting from operations	8,399	635	286,445	23,332
Contract transactions
Deposits	681	—	23,944	1,313
Surrenders and death benefits	—	—	(401,901)	(9,915)
Contract maintenance charges	(905)	(82)	(25,028)	(3,114)
Other transfers between sub-accounts,
including fixed interest account	(12,738)	31	(22,868)	(322)
Net increase (decrease) in net assets
resulting from contract transactions	(12,962)	(51)	(425,853)	(12,038)
Total increase (decrease) in net assets	(4,563)	584	(139,408)	11,294
Net assets at December 31, 2021	$45,111	$2,947	$1,195,135	$102,420
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Fidelity Variable Insurance Products
						Government
				Investment		Money
	Overseas	Growth	Contrafund	Grade Bond	Mid-Cap	Market
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2019	$349,214	$335,408	$1,030,912	$437,638	$583,735	$769,209
Changes from 2020 operations
Net investment income	682	148	854	10,307	3,439	2,466
Net realized gain (loss) on investments	25,814	69,711	94,030	831	3,449	—
Net change in unrealized appreciation
(depreciation) on investments	23,939	57,445	204,873	29,720	98,950	—
Net increase (decrease) in net assets resulting from operations	50,435	127,304	299,757	40,858	105,838	2,466
Contract transactions
Deposits	10,201	14,368	26,422	17,230	12,760	43,083
Surrenders and death benefits	(66,252)	(39,575)	(138,845)	(1,042)	(41,197)	(2,293)
Contract maintenance charges	(11,160)	(13,670)	(35,821)	(15,350)	(19,148)	(34,705)
Other transfers between sub-accounts,
including fixed interest account	27,104	(27,422)	(57,498)	4,231	16,994	167,097
Net increase (decrease) in net assets
resulting from contract transactions	(40,107)	(66,299)	(205,742)	5,069	(30,591)	173,182
Total increase (decrease) in net assets	10,328	61,005	94,015	45,927	75,247	175,648
Net assets at December 31, 2020	$359,542	$396,413	$1,124,927	$483,565	$658,982	$944,857
Changes from 2021 operations
Net investment income	1,211	—	337	10,079	4,356	88
Net realized gain (loss) on investments	49,625	114,844	191,772	14,300	130,344	—
Net change in unrealized appreciation (depreciation) on investments	15,748	(27,436)	105,548	(27,211)	27,643	—
Net increase (decrease) in net
assets resulting from operations	66,584	87,408	297,657	(2,832)	162,343	88
Contract transactions
Deposits	9,018	12,420	25,195	15,991	12,183	41,836
Surrenders and death benefits	(34,455)	(44,035)	(50,137)	(12,093)	(42,804)	(131,806)
Contract maintenance charges	(10,897)	(13,616)	(32,941)	(13,538)	(21,190)	(36,685)
Other transfers between sub-accounts,
including fixed interest account	1,632	200	(6,108)	24,061	(12,262)	14,544
Net increase (decrease) in net assets
resulting from contract transactions	(34,702)	(45,031)	(63,991)	14,421	(64,073)	(112,111)
Total increase (decrease) in net assets	31,882	42,377	233,666	11,589	98,270	(112,023)
Net assets at December 31, 2021	$391,424	$438,790	$1,358,593	$495,154	$757,252	$832,834
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

				Lazard	Wells Fargo
				Retirement	Advantage
	Invesco Variable Investment Funds			Series, Inc.	Fund
		Van Kampen		Retirement
	High	V.I. Mid-Cap	Core	U.S. Small
	Yield	Growth	Equity	Cap Equity	Discovery
	Fund	Fund[1]	Fund	Portfolio	Fund

Net assets at December 31, 2019	$35,777	$44,125	$41,212	$440,344	$5,971
Changes from 2020 operations
Net investment income	2,056	—	560	749	—
Net realized gain (loss) on investments	(73)	1,368	10,133	25,635	3,044
Net change in unrealized appreciation
(depreciation) on investments	(819)	(1,937)	(5,181)	3,034	52
Net increase (decrease) in net assets resulting from operations	1,164	(569)	5,512	29,418	3,096
Contract transactions
Deposits	895	259	1,112	14,772	—
Surrenders and death benefits	(48)	(21,652)	(7,894)	(35,725)	(3,736)
Contract maintenance charges	(1,054)	(395)	(1,296)	(14,361)	(134)
Other transfers between sub-accounts,
including fixed interest account	(1)	(21,768)	(76)	13,776	(497)
Net increase (decrease) in net assets
resulting from contract transactions	(208)	(43,556)	(8,154)	(21,538)	(4,367)
Total increase (decrease) in net assets	956	(44,125)	(2,642)	7,880	(1,271)
Net assets at December 31, 2020	$36,733	$—	$38,570	$448,224	$4,700
Changes from 2021 operations
Net investment income	1,805	—	296	266	—
Net realized gain (loss) on investments	(318)	—	1,235	6,040	446
Net change in unrealized appreciation (depreciation) on investments	80	—	9,157	82,514	(672)
Net increase (decrease) in net
assets resulting from operations	1,567	—	10,688	88,820	(226)
Contract transactions
Deposits	902	—	1,112	13,755	—
Surrenders and death benefits	(7,826)	—	(706)	(27,861)	—
Contract maintenance charges	(903)	—	(1,312)	(15,442)	(223)
Other transfers between sub-accounts,
including fixed interest account	251	—	167	9,289	(33)
Net increase (decrease) in net assets
resulting from contract transactions	(7,576)	—	(739)	(20,259)	(256)
Total increase (decrease) in net assets	(6,009)	—	9,949	68,561	(482)
Net assets at December 31, 2021	$30,724	$—	$48,519	$516,785	$4,218
(Continued)
1 The fund liquidated on April 30, 2020.
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Janus
	Henderson
	Portfolio	T. Rowe Price Equity Series, Inc.

		Equity	Blue Chip	Moderate	Health
	Overseas	Income	Growth	Allocation	Sciences
	Portfolio	Portfolio II	Portfolio	Portfolio	Portfolio II

Net assets at December 31, 2019	$696,222	$361,619	$772,441	$225,079	$198,395
Changes from 2020 operations
Net investment income	8,833	6,740	—	3,085	—
Net realized gain (loss) on investments	(3,745)	9,249	94,096	13,697	46,282
Net change in unrealized appreciation
(depreciation) on investments	106,928	(11,514)	157,429	14,717	4,529
Net increase (decrease) in net assets resulting from operations	112,016	4,475	251,525	31,499	50,811
Contract transactions
Deposits	25,174	12,399	12,232	5,216	2,901
Surrenders and death benefits	(29,832)	(422)	(18,794)	(423)	(29,844)
Contract maintenance charges	(26,000)	(7,017)	(29,252)	(9,212)	(4,964)
Other transfers between sub-accounts,
including fixed interest account	(17,032)	11,863	(52,358)	(26,384)	(29,698)
Net increase (decrease) in net assets
resulting from contract transactions	(47,690)	16,823	(88,172)	(30,803)	(61,605)
Total increase (decrease) in net assets	64,326	21,298	163,353	696	(10,794)
Net assets at December 31, 2020	$760,548	$382,917	$935,794	$225,775	$187,601
Changes from 2021 operations
Net investment income	9,561	6,251	—	2,361	—
Net realized gain (loss) on investments	11,824	36,268	158,696	25,251	27,169
Net change in unrealized appreciation (depreciation) on investments	78,548	54,572	4,363	(4,947)	(3,570)
Net increase (decrease) in net
assets resulting from operations	99,933	97,091	163,059	22,665	23,599
Contract transactions
Deposits	24,390	12,088	8,326	5,024	2,997
Surrenders and death benefits	(113,062)	—	(13,338)	(950)	—
Contract maintenance charges	(27,409)	(7,625)	(28,435)	(8,207)	(4,632)
Other transfers between sub-accounts,
including fixed interest account	4,930	1,112	(7,765)	2,215	(8,434)
Net increase (decrease) in net assets
resulting from contract transactions	(111,151)	5,575	(41,212)	(1,918)	(10,069)
Total increase (decrease) in net assets	(11,218)	102,666	121,847	20,747	13,530
Net assets at December 31, 2021	$749,330	$485,583	$1,057,641	$246,522	$201,131
(Continued)
The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Lord Abbett Series Fund, Inc.
		Calibrated
	Mid Cap	Dividend	Bond-	Growth and
	Stock	Growth	Debenture	Income
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$309,515	$23,831	$10,115	$811,865
Changes from 2020 operations
Net investment income	2,738	57	397	12,941
Net realized gain (loss) on investments	9,338	4,685	(19)	15,248
Net change in unrealized appreciation
(depreciation) on investments	(5,989)	(1,712)	333	(9,535)
Net increase (decrease) in net assets resulting from operations	6,087	3,030	711	18,654
Contract transactions
Deposits	10,343	177	451	22,929
Surrenders and death benefits	(23,631)	(19,068)	—	(636)
Contract maintenance charges	(8,643)	(364)	(462)	(31,806)
Other transfers between sub-accounts,
including fixed interest account	(13,190)	(1,219)	92	11,636
Net increase (decrease) in net assets
resulting from contract transactions	(35,121)	(20,474)	81	2,123
Total increase (decrease) in net assets	(29,034)	(17,444)	792	20,777
Net assets at December 31, 2020	$280,481	$6,387	$10,907	$832,642
Changes from 2021 operations
Net investment income	1,902	121	351	10,333
Net realized gain (loss) on investments	38,639	2,358	298	120,720
Net change in unrealized appreciation (depreciation) on investments	38,121	1,352	(283)	109,433
Net increase (decrease) in net
assets resulting from operations	78,662	3,831	366	240,486
Contract transactions
Deposits	9,721	177	470	27,690
Surrenders and death benefits	—	(3,100)	(698)	(5,091)
Contract maintenance charges	(9,187)	(332)	(450)	(34,539)
Other transfers between sub-accounts,
including fixed interest account	(11,886)	11,394	982	(1,155)
Net increase (decrease) in net assets
resulting from contract transactions	(11,352)	8,139	304	(13,095)
Total increase (decrease) in net assets	67,310	11,970	670	227,391
Net assets at December 31, 2021	$347,791	$18,357	$11,577	$1,060,033
(Continued)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Statements of Changes in Net Assets
Years Ended December 31, 2021 and 2020

	Vanguard Variable Insurance Funds
			Total Bond	Total Stock	Small
	Mid-Cap	Real Estate	Market	Market	Company	Capital
	Index	Index	Index	Index	Growth	Growth
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2019	$252,613	$308,108	$209,671	$212,913	$63,778	$275,566
Changes from 2020 operations
Net investment income	3,127	6,562	5,257	2,921	269	3,321
Net realized gain (loss) on investments	23,743	4,449	700	13,501	6,274	24,985
Net change in unrealized appreciation
(depreciation) on investments	17,979	(25,781)	10,054	26,331	8,934	18,808
Net increase (decrease) in net assets resulting from operations	44,849	(14,770)	16,011	42,753	15,477	47,114
Contract transactions
Deposits	13,403	12,463	3,806	5,799	5,451	10,763
Surrenders and death benefits	(25,453)	(7,387)	(114)	(11,002)	(244)	(241)
Contract maintenance charges	(10,851)	(11,441)	(5,954)	(4,925)	(4,225)	(10,307)
Other transfers between sub-accounts,
including fixed interest account	(8,327)	11,318	13,845	(692)	(1,435)	(25,542)
Net increase (decrease) in net assets
resulting from contract transactions	(31,228)	4,953	11,583	(10,820)	(453)	(25,327)
Total increase (decrease) in net assets	13,621	(9,817)	27,594	31,933	15,024	21,787
Net assets at December 31, 2020	$266,234	$298,291	$237,265	$244,846	$78,802	$297,353
Changes from 2021 operations
Net investment income	2,680	6,435	4,536	2,738	148	2,471
Net realized gain (loss) on investments	43,245	16,263	2,718	49,226	5,855	27,963
Net change in unrealized appreciation (depreciation) on investments	17,005	95,263	(11,959)	7,335	4,608	32,680
Net increase (decrease) in net
assets resulting from operations	62,930	117,961	(4,705)	59,299	10,611	63,114
Contract transactions
Deposits	12,310	12,771	7,559	5,847	4,635	10,571
Surrenders and death benefits	(49,812)	(18,081)	(30,414)	(65,489)	—	(559)
Contract maintenance charges	(9,239)	(10,868)	(5,782)	(6,459)	(4,717)	(9,987)
Other transfers between sub-accounts,
including fixed interest account	(311)	(3,271)	21,080	1,429	(1,407)	(1,072)
Net increase (decrease) in net assets
resulting from contract transactions	(47,052)	(19,449)	(7,557)	(64,672)	(1,489)	(1,047)
Total increase (decrease) in net assets	15,878	98,512	(12,262)	(5,373)	9,122	62,067
Net assets at December 31, 2021	$282,112	$396,803	$225,003	$239,473	$87,924	$359,420
(Concluded)

The accompanying notes are an integral part of these financial statements.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

1.    Organization

Athene Variable Life Account A (the Separate Account), is a segregated investment account of Athene Annuity & Life Assurance Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable life contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable life contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.

The Separate Account includes four variable life insurance products: Clarity Variable Universal Life (Clarity VUL), Conseco Variable Universal Life (Conseco VUL), Clarity Survivorship Variable Universal Life (Clarity SVUL), and Clarity Duo Variable Universal Life (Clarity Duo). None of these products are being actively marketed by the Company; however, these are available for purchase. The significant features of the products are summarized below:

Clarity VUL and Conseco VUL - These contracts provide accumulation values, surrender rights, loan privileges and other features associated with life insurance as well as tax deferred investment options to potentially maximize the value of the contract.

Clarity SVUL - This contract also offers a combination of life insurance and tax‑deferred investment opportunities, but it covers two people in a single contract that pays a death benefit at the second death.

Clarity Duo - This contract utilizes two products, a single premium fixed annuity and a variable universal life contract, to create a single one‑time transaction that will pay the variable universal life’s premiums over seven years.

Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub‑accounts invest in the following underlying mutual fund portfolios (collectively the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Large Cap Growth Portfolio	Large Cap Growth Portfolio
Capital Appreciation Portfolio	Capital Appreciation Portfolio
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
American Century Variable Portfolios, Inc.	American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	VP Disciplined Core Value Fund
VP Value Fund	VP Value Fund
VP Ultra Fund	VP Ultra Fund
(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

Subaccount	Mutual Fund
BNY Mellon Investment Portfolios	BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	Sustainable US Equity Portfolio Fund
Stock Index Fund	Stock Index Fund
Small Cap Stock Index Portfolio	Small Cap Stock Index Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Overseas Portfolio	Overseas Portfolio
Growth Portfolio	Growth Portfolio
Contrafund Portfolio	Contrafund Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Mid-Cap Portfolio	Mid-Cap Portfolio
Government Money Market Fund	Government Money Market Fund
Invesco Variable Investment Funds	Invesco Variable Investment Funds
High Yield Fund	High Yield Fund
Van Kampen V.I. Mid-Cap Growth Fund *	Van Kampen V.I. Mid-Cap Growth Fund*
Core Equity Fund	Core Equity Fund
Lazard Retirement Series, Inc.	Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	Retirement U.S. Small Cap Equity Portfolio
Wells Fargo Advantage Funds	Wells Fargo Advantage Funds
Discovery Fund	Discovery Fund
Janus Henderson Portfolio	Janus Henderson Portfolio
Overseas Portfolio	Overseas Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	Equity Income Portfolio II
Blue Chip Growth Portfolio	Blue Chip Growth Portfolio
Moderate Allocation Portfolio	Moderate Allocation Portfolio
Health Sciences Portfolio II	Health Sciences Portfolio II
Lord Abbett Series Fund, Inc.	Lord Abbett Series Fund, Inc.
Mid Cap Stock Portfolio	Mid Cap Stock Portfolio
Calibrated Dividend Growth Portfolio	Calibrated Dividend Growth Portfolio
Bond-Debenture Portfolio	Bond-Debenture Portfolio
Growth and Income Portfolio	Growth and Income Portfolio
Vanguard Variable Insurance Funds	Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	Mid-Cap Index Portfolio
Real Estate Index Portfolio	Real Estate Index Portfolio
Total Bond Market Index Portfolio	Total Bond Market Index Portfolio
Total Stock Market Index Portfolio	Total Stock Market Index Portfolio
Small Company Growth Portfolio	Small Company Growth Portfolio
Capital Growth Portfolio	Capital Growth Portfolio
(Concluded)

* The fund liquidated on April 30, 2020.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments in mutual fund shares are carried in the statements of assets and liabilities at fair value based on the net asset value (NAV) of the underlying mutual funds, which value their investment securities at fair value. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the first-in, first-out method.
In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument.  Such inputs include market interest rates and volatilities, spreads and yield curves.
Level 3    Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement.  Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2021.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
The Separate Account pays the Company certain amounts relating to the distribution and administration of the policies funded by the Separate Account and as reimbursement for certain mortality and other risks assumed by the Company.
Mortality and Expense and Administration Charges
The Separate Account deducts a mortality and expense and administration fee from the contractholder of 0.20%, on an annual basis, of the accumulation value invested in the Vanguard Variable Insurance Funds. This fee is deducted as part of the daily accumulation unit value calculation, in net investment income (loss).
Premium Charges
The Company deducts a premium charge from each premium payment from the contractholder of 5.5% to 8.0% of all premiums in the first through the tenth contract year and 3% to 4% of all premiums in the eleventh and later contract years for all of the products except Clarity Duo. Premium charges are deducted from deposits; therefore, deposits are recorded net of premium charges, and these charges are not recorded in the financial statements of the Separate Account. These charges are recorded in the Company's general account.
Contract Maintenance Charges
Contract maintenance charges are made up of risk charges, contract charges and cost of insurance.
Risk Charge
For Clarity VUL and Conseco VUL, the Separate Account deducts a risk charge each month of 0.80% to 0.84%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.36% to 0.40%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. For Clarity SVUL, the Separate Account deducts a risk charge of 0.07% per month of the accumulation value in the sub-account for the first through the fifteenth contract year and 0.03% per month of the accumulation value in the sub-account for the sixteenth contract year and thereafter. Clarity Duo assesses a risk charge that varies from 0.40% to 0.70%, on an annual basis, of the accumulation value in the sub-account for the first through tenth contract year and 0.15% to 0.45%, on an annual basis, of the accumulation value in the sub-account for the eleventh contract year and thereafter. The amount of the charge will vary among policyholders, and is based on the sex, age and rate class of the primary insured. Risk charges for all the products are recognized as redemptions of units. These charges are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

Contract Charges
The Separate Account deducts a contract charge of $25 to $35 per month in the first contract year and $5 to $7.50 per month thereafter for all of the products except for Clarity Duo. Contract charges are recognized as redemptions of units and are included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Cost of Insurance
A deduction for cost of insurance and cost of any riders is also made monthly. This charge will depend on the specified amount of insurance coverage, the accumulation value, and the sex, age and rate class of the primary insured. Cost of insurance is recognized as a redemption of units and is included in contract maintenance charges in the accompanying Statements of Changes in Net Assets.
Surrender Charges
Surrender charges will be imposed in the event of a full or partial surrender. The surrender charge will depend on the year of surrender, sex, issue age and rate class of the primary insured. A fee of $25 will also be assessed on all partial surrenders, in addition to any other surrender charges already imposed. Clarity VUL allows for one free partial surrender each contract year up to 10% of the unloaned accumulation value but never to exceed the net surrender value of the contract. Surrender charges are withheld from the proceeds of the surrender by the Company with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Separate Account. These fees are recorded in the Company's general account.
Transfer Fees
Transfers in excess of twelve for Clarity VUL and Clarity SVUL and in excess of 20 for Conseco VUL and Clarity Duo during each contract year will result in a $25 transfer fee assessment against the contract. These fees are recorded in the Company's general account. Fees charged on separate account contractowner deposits are included in the statement of changes in net assets as other transfers between sub-accounts, including fixed interest account.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

4.    Purchases and Sales of Securities
    The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2021:

	Cost of	Proceeds
	Purchases	From Sales

The Alger Funds
Large Cap Growth Portfolio	$9,354	$1,238
Capital Appreciation Portfolio	41,706	11,722
Mid Cap Growth Portfolio	15,620	5,684
Small Cap Growth Portfolio	266	153
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund	73,556	16,990
VP Value Fund	31,682	36,390
VP Ultra Fund	3,444	13,739
BNY Mellon Investment Portfolios
Sustainable US Equity Portfolio Fund	112	84
Stock Index Fund	83,114	449,922
Small Cap Stock Index Portfolio	3,968	13,838
Fidelity Variable Insurance Products
Overseas Portfolio	39,324	44,315
Growth Portfolio	99,899	55,889
Contrafund Portfolio	176,384	82,069
Investment Grade Bond Portfolio	58,741	20,888
Mid-Cap Portfolio	132,738	79,088
Government Money Market Fund	78,484	190,507
Invesco Variable Investment Funds
High Yield Fund	2,635	8,407
Core Equity Fund	2,380	1,810
Lazard Retirement Series, Inc.
Retirement U.S. Small Cap Equity Portfolio	24,200	43,644
Wells Fargo Advantage Funds
Discovery Fund	360	280
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

	Cost of	Proceeds
	Purchases	From Sales

Janus Henderson Portfolio
Overseas Portfolio	$34,122	$135,712
T. Rowe Price Equity Series, Inc.
Equity Income Portfolio II	51,842	6,087
Blue Chip Growth Portfolio	129,808	58,317
Moderate Allocation Portfolio	31,247	8,054
Health Sciences Portfolio II	21,754	19,114
Lord Abbett Series Fund, Inc.
Mid-Cap Stock Portfolio	44,787	23,453
Calibrated Dividend Growth Portfolio	13,443	3,496
Bond-Debenture Portfolio	1,967	1,127
Growth and Income Portfolio	139,764	36,562
Vanguard Variable Insurance Funds
Mid-Cap Index Portfolio	32,144	56,924
Real Estate Index Portfolio	41,077	44,636
Total Bond Market Index Portfolio	41,430	42,434
Total Stock Market Index Portfolio	49,282	97,110
Small Company Growth Portfolio	15,187	12,468
Capital Growth Portfolio	33,167	9,754

		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

5.    Summary of Unit Transactions
    Transactions in units for the years ended December 31, 2021 and 2020 were as follows:

	Years Ended December 31,
	2021	2020
	Units	Units

The Alger Funds Large Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(16)	(449)
The Alger Funds Capital Appreciation Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(97)	(410)
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(62)	(21)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	—	—
Redemptions and transfers to/from	(1)	—
American Century Variable Portfolios, Inc.
VP Disciplined Core Value Fund
Contract purchases	241	367
Redemptions and transfers to/from	(454)	(215)
American Century Variable Portfolios, Inc. VP Value Fund
Contract purchases	192	382
Redemptions and transfers to/from	(429)	558
American Century Variable Portfolios, Inc. VP Ultra Fund
Contract purchases	10	13
Redemptions and transfers to/from	(221)	(255)
BNY Mellon Investment Portfolios Sustainable
US Equity Portfolio Fund
Contract purchases	—	—
Redemptions and transfers to/from	—	(75)
BNY Mellon Investment Portfolios Stock Index Fund
Contract purchases	452	733
Redemptions and transfers to/from	(8,660)	(4,089)
BNY Mellon Investment Portfolios Small Cap Stock Index Portfolio
Contract purchases	26	41
Redemptions and transfers to/from	(260)	(69)
Fidelity Variable Insurance Products Overseas Portfolio
Contract purchases	380	566
Redemptions and transfers to/from	(1,659)	(2,027)
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

	Years Ended December 31,
	2021	2020
	Units	Units

Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	297	490
Redemptions and transfers to/from	(1,247)	(2,565)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	425	598
Redemptions and transfers to/from	(1,468)	(4,477)
Fidelity Variable Insurance Products Investment
Grade Bond Portfolio
Contract purchases	790	875
Redemptions and transfers to/from	(73)	(639)
Fidelity Variable Insurance Products Mid-Cap Portfolio
Contract purchases	243	376
Redemptions and transfers to/from	(1,533)	(1,088)
Fidelity Variable Insurance Products Government
Money Market Fund
Contract purchases	3,384	3,486
Redemptions and transfers to/from	(12,452)	10,524
Invesco Variable Investment Funds High Yield Fund
Contract purchases	33	36
Redemptions and transfers to/from	(304)	(45)
Invesco Variable Investment Funds Van Kampen V.I. Mid-Cap
Growth Fund
Contract purchases	—	8
Redemptions and transfers to/from	—	(1,329)
Invesco Variable Investment Funds Core Equity Fund
Contract purchases	29	38
Redemptions and transfers to/from	(46)	(286)
Lazard Retirement Series, Inc Retirement U.S.
Small Cap Equity Portfolio
Contract purchases	192	285
Redemptions and transfers to/from	(514)	(856)
Wells Fargo Advantage Funds Discovery Fund
Contract purchases	—	—
Redemptions and transfers to/from	(3)	(60)
Janus Henderson Portfolio Overseas Portfolio
Contract purchases	434	620
Redemptions and transfers to/from	(2,461)	(1,580)
T. Rowe Price Equity Series, Inc. Equity Income Portfolio II
Contract purchases	369	516
Redemptions and transfers to/from	(198)	111
		(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

	Years Ended December 31,
	2021	2020
	Units	Units

T. Rowe Price Equity Series, Inc. Blue Chip Growth Portfolio
Contract purchases	112	219
Redemptions and transfers to/from	(651)	(1,714)
T. Rowe Price Equity Series, Inc. Moderate Allocation Portfolio
Contract purchases	143	178
Redemptions and transfers to/from	(197)	(1,162)
T. Rowe Price Equity Series, Inc. Health Sciences Portfolio II
Contract purchases	27	35
Redemptions and transfers to/from	(118)	(693)
Lord Abbett Series Fund, Inc. Mid Cap Stock Portfolio
Contract purchases	324	481
Redemptions and transfers to/from	(726)	(1,922)
Lord Abbett Series Fund, Inc. Calibrated Dividend Growth Portfolio
Contract purchases	4	5
Redemptions and transfers to/from	200	(529)
Lord Abbett Series Fund, Inc. Bond-Debenture Portfolio
Contract purchases	16	17
Redemptions and transfers to/from	(5)	(15)
Lord Abbett Series Fund, Inc. Growth and Income Portfolio
Contract purchases	885	970
Redemptions and transfers to/from	(1,293)	(1,011)
Vanguard Variable Insurance Funds Mid-Cap Index Portfolio
Contract purchases	235	361
Redemptions and transfers to/from	(1,089)	(1,050)
Vanguard Variable Insurance Funds Real Estate Index Portfolio
Contract purchases	357	444
Redemptions and transfers to/from	(848)	(253)
Vanguard Variable Insurance Funds Total Bond
Market Index Portfolio
Contract purchases	410	207
Redemptions and transfers to/from	(830)	441
Vanguard Variable Insurance Funds Total Stock
Market Index Portfolio
Contract purchases	117	159
Redemptions and transfers to/from	(1,322)	(413)
Vanguard Variable Insurance Funds Small Company
Growth Portfolio
Contract purchases	79	137
Redemptions and transfers to/from	(110)	(130)
Vanguard Variable Insurance Funds Capital Growth Portfolio
Contract purchases	153	214
Redemptions and transfers to/from	(170)	(638)
		(Concluded)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

6.    Financial Highlights
The Company sells four different variable life products which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. This information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. Below is a summary of units outstanding, unit values and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and the ratios of investment income, expenses to average net assets, and total return for the years then ended:

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

The Alger Funds:
Large Cap Growth Portfolio
2021	580	$70.953	$73.781	$41,306	—%	—	11.84%	11.84%
2020	596	63.441	65.969	37,939	—	—	67.03	67.03
2019	1,045	37.982	39.496	39,747	—	—	27.43	27.43
2018	1,066	29.806	30.994	31,833	—	—	2.21	2.21
2017	1,096	29.162	30.325	32,014	—	—	28.46	28.46
Capital Appreciation Portfolio
2021	1,611	110.356	124.360	200,402	—	—	19.13	19.13
2020	1,708	92.638	104.394	178,226	—	—	41.75	41.75
2019	2,118	65.352	73.645	155,944	—	—	33.58	33.58
2018	2,169	48.923	55.131	119,580	0.08	—	(0.10)	(0.10)
2017	2,236	48.972	55.187	123,393	0.16	—	31.08	31.08
Mid Cap Growth Portfolio
2021	515	59.492	89.289	44,185	—	—	4.20	4.20
2020	577	57.092	85.686	47,651	—	—	64.63	64.63
2019	598	34.679	52.048	30,026	—	—	30.26	30.26
2018	626	26.624	39.958	24,169	—	—	(7.44)	(7.44)
2017	660	28.765	43.172	27,564	—	—	29.79	29.79
Small Cap Growth Portfolio
2021	10	64.841	64.841	672	—	—	(6.06)	(6.06)
2020	11	69.024	69.024	825	1.02	—	67.15	67.15
2019	11	41.294	41.294	473	—	—	29.34	29.34
2018	9	31.928	31.928	279	—	—	1.44	1.44
2017	7	31.476	31.476	215	—	—	28.73	28.73
American Century Variable Portfolios, Inc.:
VP Disciplined Core Value Fund
2021	9,401	48.536	48.917	456,856	1.08	—	23.65	23.65
2020	9,614	39.252	39.561	377,873	1.98	—	11.81	11.81
2019	9,462	35.107	35.382	332,525	2.08	—	23.95	23.95
2018	9,981	28.323	28.546	283,004	1.91	—	(6.87)	(6.87)
2017	11,348	30.412	30.651	345,691	2.38	—	20.49	20.48
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

VP Value Fund
2021	11,298	$46.311	$62.843	$639,019	1.75%	—	24.51%	24.51%
2020	11,535	37.195	50.472	526,152	2.37	—	0.98	0.98
2019	10,595	36.835	49.984	484,339	2.12	—	27.03	27.03
2018	10,814	28.996	39.347	388,074	1.65	—	(9.15)	(9.15)
2017	12,482	31.916	43.310	484,923	1.67	—	8.75	8.75
VP Ultra Fund
2021	593	76.100	76.100	45,111	—	—	23.16	23.16
2020	804	61.790	61.790	49,674	—	—	49.85	49.85
2019	1,046	41.234	41.234	43,138	—	—	34.58	34.58
2018	1,062	30.639	30.639	32,537	0.25	—	0.76	0.76
2017	1,068	30.408	30.408	32,489	0.36	—	32.23	32.23
BNY Mellon Investment Portfolios:
Sustainable US Equity Portfolio Fund
2021	61	48.525	48.525	2,947	0.75	—	27.00	27.00
2020	61	38.210	38.210	2,363	1.16	—	24.14	24.14
2019	136	30.779	30.779	4,200	1.44	—	34.36	34.36
2018	139	22.908	22.908	3,191	1.75	—	(4.40)	(4.40)
2017	143	23.963	23.963	3,432	1.13	—	15.33	15.33
Stock Index Fund
2021	19,905	59.768	63.328	1,195,135	1.09	—	28.41	28.41
2020	28,113	46.544	49.316	1,334,543	1.57	—	18.01	18.01
2019	31,469	39.442	41.791	1,269,250	1.72	—	31.18	31.18
2018	32,883	30.066	31.857	1,010,637	1.66	—	(4.63)	(4.63)
2017	33,932	31.527	33.405	1,093,419	1.72	—	21.54	21.54
Small Cap Stock Index Portfolio
2021	1,924	53.243	53.243	102,420	0.67	—	26.14	26.14
2020	2,158	42.208	42.208	91,126	1.06	—	10.64	10.64
2019	2,186	38.150	38.150	83,414	0.86	—	22.21	22.21
2018	2,215	31.217	31.217	69,140	0.85	—	(8.97)	(8.97)
2017	2,572	34.294	34.294	88,191	0.71	—	12.40	12.40
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Fidelity Variable Insurance Products:
Overseas Portfolio
2021	13,864	$25.452	$35.715	$391,424	0.32%	—	19.39%	19.39%
2020	15,143	21.318	29.915	359,542	0.20	—	15.33	15.33
2019	16,604	18.484	25.938	349,214	1.52	—	27.50	27.50
2018	18,037	14.497	20.343	295,941	1.38	—	(15.06)	(15.06)
2017	17,219	17.067	23.949	335,176	1.26	—	29.99	29.99
Growth Portfolio
2021	8,934	45.889	75.676	438,790	—	—	22.90	22.90
2020	9,884	37.338	61.574	396,413	0.04	—	43.55	43.55
2019	11,959	26.011	42.894	335,408	0.06	—	33.98	33.98
2018	15,361	19.414	32.016	323,219	0.04	—	(0.43)	(0.43)
2017	15,722	19.499	32.155	332,031	0.08	—	34.81	34.82
Contrafund Portfolio
2021	20,055	66.498	74.741	1,358,593	0.03	—	27.51	27.51
2020	21,098	52.151	58.615	1,124,927	0.08	—	30.23	30.23
2019	24,977	40.044	45.008	1,030,912	0.22	—	31.27	31.27
2018	25,234	30.504	34.285	793,688	0.43	—	(6.64)	(6.64)
2017	27,516	32.674	36.724	929,401	0.76	—	21.59	21.59
Investment Grade Bond Portfolio
2021	24,428	20.270	20.270	495,154	2.04	—	(0.61)	(0.61)
2020	23,711	20.394	20.394	483,565	2.24	—	9.39	9.39
2019	23,475	18.642	18.642	437,638	2.70	—	9.67	9.67
2018	24,222	16.999	16.999	411,751	2.39	—	(0.53)	(0.53)
2017	26,974	17.090	17.090	460,980	2.41	—	4.22	4.22
Mid-Cap Portfolio
2021	13,868	54.604	54.604	757,252	0.60	—	25.60	25.60
2020	15,158	43.474	43.474	658,982	0.63	—	18.19	18.19
2019	15,870	36.783	36.783	583,735	0.87	—	23.45	23.45
2018	16,118	29.797	29.797	480,264	0.62	—	(14.54)	(14.54)
2017	19,392	34.866	34.866	676,117	0.70	—	20.81	20.81
Government Money Market Fund
2021	67,366	12.363	12.363	832,834	0.01	—	0.01	0.01
2020	76,434	12.362	12.362	944,857	0.31	—	0.32	0.32
2019	62,424	12.322	12.322	769,209	2.00	—	2.02	2.02
2018	79,398	12.079	12.079	959,035	1.64	—	1.65	1.65
2017	79,164	11.883	11.883	940,673	0.67	—	0.67	0.67
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Invesco Variable Investment Funds:
High Yield Fund
2021	1,093	$28.104	$28.104	$30,724	4.83%	—	4.38%	4.38%
2020	1,364	26.924	26.924	36,733	6.05	—	3.32	3.32
2019	1,373	26.059	26.059	35,777	5.43	—	13.51	13.51
2018	1,784	22.958	22.958	40,953	3.53	—	(3.35)	(3.35)
2017	3,520	23.754	23.754	83,611	3.98	—	6.30	6.30
Van Kampen V.I. Mid-Cap Growth Fund
2021	—	—	—	—	—	—	—	—
2020	—	—	—	—	—	—	—	—
2019	1,321	33.408	33.408	44,125	—	—	34.34	34.34
2018	2,599	24.868	24.868	64,639	—	—	(5.58)	(5.58)
2017	2,808	26.339	26.339	73,950	—	—	22.49	22.49
Core Equity Fund
2021	1,127	43.057	43.057	48,519	0.67	—	27.74	27.74
2020	1,144	33.707	33.707	38,570	1.40	—	13.85	13.85
2019	1,392	29.606	29.606	41,212	0.96	—	28.96	28.96
2018	1,399	22.957	22.957	32,153	0.91	—	(9.39)	(9.39)
2017	1,388	25.337	25.337	35,203	0.97	—	13.17	13.17
Lazard Retirement Series, Inc:
Retirement U.S. Small Cap Equity Portfolio
2021	7,756	46.747	74.921	516,785	0.05	—	19.87	19.87
2020	8,078	38.998	62.502	448,224	0.19	—	6.76	6.76
2019	8,649	36.527	58.542	440,344	—	—	29.93	29.93
2018	9,023	28.114	45.058	351,878	0.02	—	(13.24)	(13.24)
2017	10,138	32.403	51.933	451,891	0.35	—	13.95	13.95
Wells Fargo Advantage Funds:
Discovery Fund
2021	53	79.392	79.392	4,218	—	—	(5.04)	(5.04)
2020	56	83.607	83.607	4,700	—	—	62.65	62.65
2019	116	51.403	51.403	5,971	—	—	39.02	39.02
2018	118	36.975	36.975	4,377	—	—	(7.06)	(7.06)
2017	121	39.785	39.785	4,831	—	—	29.13	29.13
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Janus Henderson Portfolio:
Overseas Portfolio
2021	14,007	$41.867	$58.053	$749,330	1.16%	—	13.58%	13.58%
2020	16,034	36.860	51.110	760,548	1.38	—	16.30	16.30
2019	16,994	31.694	43.948	696,222	1.92	—	27.02	27.02
2018	18,483	24.953	34.600	595,335	1.82	—	(14.94)	(14.94)
2017	20,362	29.336	40.678	771,516	0.35	—	31.12	31.12
T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio II
2021	13,626	35.637	35.637	485,583	1.39	—	25.22	25.22
2020	13,455	28.461	28.461	382,917	2.13	—	0.96	0.96
2019	12,828	28.191	28.191	361,619	2.08	—	26.04	26.04
2018	12,755	22.366	22.366	285,287	1.79	—	(9.69)	(9.69)
2017	12,959	24.767	24.767	320,962	1.42	—	15.73	15.73
Blue Chip Growth Portfolio
2021	13,255	79.793	79.793	1,057,641	—	—	17.62	17.62
2020	13,794	67.839	67.839	935,794	—	—	34.28	34.28
2019	15,289	50.521	50.521	772,441	—	—	29.89	29.89
2018	15,889	38.896	38.896	618,012	—	—	1.92	1.92
2017	18,326	38.164	38.164	699,419	—	—	36.17	36.17
Moderate Allocation Portfolio
2021	6,878	35.844	35.844	246,522	0.98	—	10.06	10.06
2020	6,932	32.567	32.567	225,775	1.39	—	14.54	14.54
2019	7,916	28.433	28.433	225,079	1.96	—	19.80	19.80
2018	8,551	23.733	23.733	202,952	1.79	—	(5.08)	(5.08)
2017	8,829	25.003	25.003	220,751	1.51	—	17.41	17.41
Health Science Portfolio II
2021	1,705	117.935	117.935	201,131	—	—	12.83	12.83
2020	1,796	104.525	104.525	187,601	—	—	29.27	29.27
2019	2,454	80.859	80.859	198,395	—	—	28.63	28.63
2018	2,455	62.862	62.862	154,355	—	—	0.86	0.86
2017	2,580	62.327	62.327	160,832	—	—	27.31	27.31
Lord Abbett Series Fund, Inc.:
Mid Cap Stock Portfolio
2021	10,594	32.829	32.829	347,791	0.59	—	28.70	28.70
2020	10,996	25.508	25.508	280,481	1.05	—	2.50	2.50
2019	12,437	24.887	24.887	309,515	0.95	—	22.64	22.64
2018	14,077	20.292	20.292	285,661	0.66	—	(15.04)	(15.04)
2017	15,109	23.884	23.884	360,854	0.62	—	6.83	6.83
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Calibrated Dividend Growth Portfolio
2021	362	$50.647	$50.647	$18,357	0.73%	—	25.62%	25.62%
2020	158	40.318	40.318	6,387	0.27	—	15.42	15.42
2019	682	34.933	34.933	23,831	1.61	—	26.45	26.45
2018	691	27.627	27.627	19,103	1.76	—	(4.67)	(4.67)
2017	831	28.981	28.981	24,082	1.76	—	19.12	19.12
Bond-Debenture Portfolio
2021	396	29.247	29.247	11,577	3.04	—	3.28	3.28
2020	385	28.319	28.319	10,907	3.95	—	7.30	7.30
2019	383	26.392	26.392	10,115	3.35	—	13.35	13.35
2018	468	23.282	23.282	10,902	3.92	—	(4.02)	(4.02)
2017	566	24.257	24.257	13,720	4.25	—	9.21	9.21
Growth and Income Portfolio
2021	30,381	34.891	34.891	1,060,033	1.07	—	29.02	29.02
2020	30,789	27.044	27.044	832,642	1.79	—	2.70	2.70
2019	30,830	26.333	26.333	811,865	1.69	—	22.49	22.49
2018	31,883	21.498	21.498	685,408	1.35	—	(8.14)	(8.14)
2017	35,098	23.404	23.404	821,423	1.33	—	13.38	13.38
Vanguard Variable Insurance Funds:
Mid-Cap Index Portfolio
2021	4,985	56.594	56.594	282,112	1.09	0.20	24.11	24.11
2020	5,839	45.601	45.601	266,234	1.48	0.20	17.83	17.83
2019	6,528	38.699	38.699	252,613	1.45	0.20	30.61	30.61
2018	6,565	29.629	29.629	194,518	1.14	0.20	(9.51)	(9.51)
2017	6,552	32.744	32.744	214,548	1.18	0.20	18.84	18.84
Real Estate Index Portfolio
2021	9,465	41.922	41.922	396,803	2.02	0.20	39.93	39.93
2020	9,956	29.960	29.960	298,291	2.54	0.20	(5.04)	(5.04)
2019	9,765	31.551	31.551	308,108	2.68	0.20	28.55	28.55
2018	10,157	24.544	24.544	249,305	2.94	0.20	(5.54)	(5.54)
2017	9,907	25.984	25.984	257,419	2.47	0.20	4.57	4.57
Total Bond Market Index Portfolio
2021	12,245	18.374	18.374	225,003	2.03	0.20	(1.91)	(1.91)
2020	12,665	18.733	18.733	237,265	2.50	0.20	7.37	7.37
2019	12,017	17.447	17.447	209,671	2.54	0.20	8.46	8.46
2018	12,289	16.087	16.087	197,690	2.01	0.20	(0.33)	(0.33)
2017	10,101	16.140	16.140	163,031	2.31	0.20	3.28	3.28
						(Continued)

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

					Investment
		Unit Value		Net	Income	Expense	Total Return (3)
	Units	Low to High		Assets	Ratio (1)	Ratio (2)	Low to High

Total Stock Market Index Portfolio
2021	4,276	$56.009	$56.009	$239,473	1.21%	0.20	25.39%	25.39%
2020	5,481	44.669	44.669	244,846	1.57	0.20	20.31	20.31
2019	5,735	37.127	37.127	212,913	1.53	0.20	30.49	30.49
2018	6,360	28.452	28.452	180,945	1.25	0.20	(5.53)	(5.53)
2017	4,978	30.117	30.117	149,925	1.92	0.20	20.73	20.73
Small Company Growth Portfolio
2021	1,473	59.685	59.685	87,924	0.37	0.20	13.99	13.99
2020	1,504	52.360	52.360	78,802	0.63	0.20	22.94	22.94
2019	1,497	42.591	42.591	63,778	0.49	0.20	27.85	27.85
2018	1,462	33.312	33.312	48,709	0.56	0.20	(7.45)	(7.45)
2017	2,986	35.993	35.993	107,489	0.61	0.20	23.22	23.22
Capital Growth Portfolio
2021	4,884	73.593	73.593	359,420	0.93	0.20	21.30	21.30
2020	4,901	60.671	60.671	297,353	1.43	0.20	17.24	17.24
2019	5,325	51.750	51.750	275,566	1.09	0.20	26.25	26.25
2018	5,351	40.992	40.992	219,344	0.86	0.20	(1.38)	(1.38)
2017	5,951	41.564	41.564	247,350	1.18	0.20	28.58	28.58
						(Concluded)

(1)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These ratios represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense and administration charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

Athene Variable Life Account A
Notes to Financial Statements
December 31, 2021

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2022, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2021 that require disclosure or adjustment to the financial statements at that date or for the period ended.

Exhibit Index

Exhibit No.	Description
99	Athene Annuity & Life Assurance Company Financial Statements – Statutory-Basis and Supplementary Schedules December 31, 2021 and 2020